Performance Management	Nov. 20, 2025
Upright Assets Allocation Plus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and a supplemental index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	Best and Worst Quarterly Returns
Best	Worst
2020 – 4th Quarter	2022 – 2nd Quarter
33.72%	-22.63%

Bar Chart Closing [Text Block]	The Fund’s performance for the quarter ended September 30, 2025 was 15.43%.
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	33.72%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(22.63%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Return as of December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities
Performance [Table]
	1 Year	5 Years	Since Inception
Return Before Taxes	25.67%	14.64%	5.17%
Return After Taxes on Distributions	25.67%	14.40%	5.02%
Return After Taxes on Distributions and Sale of Fund Shares	15.20%	11.68%	4.00%
Dow Jones Moderate US Portfolio Index(*) (reflects no deductions for fees and expenses)	11.35%	6.94%	7.40%
Bloomberg Barclays US Gov’t/Credit Index(*) (reflects no deductions for fees and expenses)	1.18%	-0.21%	1.15%
S&P 500 Index(*) (reflects no deductions for fees and expenses)	25.02%	14.51%	14.17%

Performance Table Footnotes
*	The Fund’s benchmarks changed from the S&P 500 Index to the Dow Jones Moderate US Portfolio Index and Bloomberg Barclays US Government/Credit Bond Index to better reflect the Fund’s investment characteristics.

Upright Growth & Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and a supplemental index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	Best and Worst Quarterly Returns
Best	Worst
2020 4th Quarter	2022 2nd Quarter
35.84%	-26.76

Bar Chart Closing [Text Block]	The Fund’s performance for the quarter ended September 30, 2025 was 14.93%.
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	35.84%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(2676.00%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Return as of December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities
Performance [Table]
	1 Year	5 Years	Since Inception
Return Before Taxes	47.53%	21.44%	10.35%
Return After Taxes on Distributions	47.53%	21.17%	10.06%
Return After Taxes on Distributions and Sale of Fund Shares	28.14%	17.44%	8.20%
Dow Jones US Total Stock Market Index(*) (reflects no deductions for fees and expenses)	23.64%	13.74%	13.38%
Bloomberg Barclays US Gov’t/Credit Index(*) (reflects no deductions for fees and expenses)	1.18%	-0.21%	1.15%
S&P 500 Index(*) (reflects no deductions for fees and expenses)	25.02%	14.51%	14.17%

Performance Table Footnotes
*	The Fund’s benchmarks changed from the S&P 500 Index to the Dow Jones US Total Stock Market Index and Bloomberg Barclays US Government/Credit Bond Index to better reflect the Fund’s investment characteristics.

Upright Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	Best and Worst Quarterly Returns
Best	Worst
2020 4th Quarter	2018 4th Quarter
60.80%	-29.84

Bar Chart Closing [Text Block]	The Fund’s performance for the quarter ended September 30, 2025 was 11.34%.
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	60.80%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(2984.00%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Return as of December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities
Performance [Table]
	1 Year	5 Years	10 Years
Return Before Taxes	30.23%	21.76%	2.88%
Return After Taxes on Distributions	30.23%	20.69%	1.72%
Return After Taxes on Distributions and Sale of Fund Shares	17.90%	17.49%	1.95%
S&P 500 Index (reflects no deductions for fees and expenses)	25.02%	14.51%	13.09%